Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	JAMES RIVER GROUP HOLDINGS, LTD.
Entity Central Index Key	0001620459
Amendment Flag	true
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36777
Entity Tax Identification Number	98-0585280
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	Wellesley House
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	278-4580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0002 per share
Trading Symbol	JRVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by James River Group Holdings, Ltd. (the “Company”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 28, 2022 (the “Original Report”), solely to supplement Item 5.02 of the Original Report to include updated disclosure regarding the appointment of Matthew B. Botein to the Company’s Board of Directors.